Note 14: Income Taxes: Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Details
Deferred Tax Assets, Operating Loss Carryforwards	$ 9,690,000	$ 7,500,000
Deferred Tax Assets, Gross	3,295,000	2,550,000
Deferred Tax Assets, Valuation Allowance	$ (3,295,000)	$ (2,550,000)